NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

NUVEEN ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF

NUVEEN ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED MARCH 21, 2023

TO THE PROSPECTUS DATED NOVEMBER 30, 2022

Effective immediately, Mr. Lijun (Kevin) Chen no longer serves as a portfolio manager of the Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF (collectively, the “Funds”), and all references to Mr. Chen are deleted in their entirety. The Funds will continue to be managed by Ms. Rui (Vivian) Liu and Mr. James Tsang.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUETFP-0323P

NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

NUVEEN ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF

NUVEEN ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED MARCH 21, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2022

Effective immediately, Mr. Lijun (Kevin) Chen no longer serves as a portfolio manager of the Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF (collectively, the “Funds”), and all references to Mr. Chen are deleted in their entirety. The Funds will continue to be managed by Ms. Rui (Vivian) Liu and Mr. James Tsang.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUETFSAI-0323P